Employee benefits liabilities - employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 544	€ 595
Non-current employee benefit liability	8,507	7,875
Employee benefit liability	9,051	8,470
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	311	345
Non-current employee benefit liability	596	581
Employee benefit liability	907	926
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	38	34
Non-current employee benefit liability	5,024	4,475
Employee benefit liability	5,062	4,509
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	132	134
Non-current employee benefit liability	2,157	2,082
Employee benefit liability	2,289	2,216
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	63	82
Non-current employee benefit liability	730	737
Employee benefit liability	€ 793	€ 819